Investment Objectives and Goals - Long Pond Real Estate Select ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Long Pond Real Estate Select ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Long Pond Real Estate Select ETF (the “Fund”) seeks total return.